ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2023
Accrued Liabilities and Other Liabilities [Abstract]
Summary of Accrued Liabilities And Other Payable
	December 31,
	2023	2022

Warranty provision	$585	$330
Accrued expenses	7,783	6,174
Fixed assets creditors	182	814
Others	193	254

	$8,743	$7,572